Statement of Net Assets Available for Benefits (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value (Refer to Note 6)	$ 1,412,805,587	$ 1,328,012,687
Fully benefit-responsive investment contracts at contract value (Refer to Note 2)	70,405,093	76,368,636
Notes receivable from participants	10,852,946	10,079,288
Employer contribution receivable	735,299	704,038
Net assets available for benefits	$ 1,494,798,925	$ 1,415,164,649